Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP Third Federal 401(k) Savings Plan - USD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 4,417,736	$ 3,003,849
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	5,551,177	4,772,125
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	1,035,509	183,650
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	11,004,422	7,959,624
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	638,532	581,060
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	2,930,086	2,510,846
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	25,324,615	20,174,170
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	28,893,233	23,266,076
EBP, Change in Net Asset Available for Benefit, Increase	39,897,655	31,225,700
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	19,553,972	22,660,285
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	236,109	223,052
EBP, Change in Net Asset Available for Benefit, Decrease	19,790,081	22,883,337
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	20,107,574	8,342,363
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	1,014,212	2,198,318
EBP, Net Asset Available for Benefit	$ 225,691,133	$ 204,569,347	$ 194,028,666